Borrowings - Loan Facilities Navios Holdings (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended			12 Months Ended
	Jan. 31, 2016 USD ($)	Mar. 23, 2012 USD ($)	Jun. 27, 2014 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Oct. 29, 2009 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 15, 2016 USD ($)	Nov. 03, 2016 USD ($)	Sep. 19, 2016 USD ($)	Nov. 06, 2014 USD ($)	Dec. 20, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Aug. 31, 2011 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)
Debt Instrument [Line Items]
Loss on bond extinguishment							$ 29,187	$ 0	$ (27,281)
Repayment of debt							40,737
Payments related to installments for the current year							21,635
Payments related to installments for the next year							13,802
Early payment of a balloon payment							5,300
Principal payments agreed to be deferred							$ 3,711
Principal payments deferred							2018
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date						Oct. 29, 2009
Maximum borrowing capacity						$ 817
Repayment frequency							monthly
Amount outstanding							$ 321	390
Repayment amount							$ 6
Fixed interest rate							6.00%
Repayment terms							The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 25,000
Loan margin percentage							3.25%
Repayment installments							20
Repayment frequency							quarterly
Line of credit facility remaining borrowing capacity							$ 25,000
Interest Rate							LIBOR (180 days) plus 325 basis points
Navios Logistics Notes Payable
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 41,964
Repayment installments							16
Repayment frequency							semi-annual
Line of credit facility remaining borrowing capacity							$ 826
Interest Rate							six-month LIBOR
Debt finance costs							$ 5,949
Loan Facility Credit Agricole Bank ($40,000) to finance construction of Navios Azimuth
Debt Instrument [Line Items]
Line of credit facility issuance date							Sep. 30, 2010
Maximum borrowing capacity																		$ 40,000
Loan margin percentage							2.75%
Interest rate description							LIBOR plus 275 basis points
Repayment installments							9
Repayment frequency							semi-annual
Repayment installment							$ 1,206
Balloon payment on the last repayment date							8,030
Amount outstanding							$ 18,880	21,291
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one new building bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date							Aug. 31, 2011
Maximum borrowing capacity																	$ 23,000
Loan margin percentage							2.75%
Interest rate description							LIBOR plus 275 basis points
Repayment installments							11
Repayment frequency							semi-annual
Repayment installment							$ 681
Balloon payment on the last repayment date							7,264
Amount outstanding							$ 14,755	16,117
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one new building bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date							Dec. 31, 2011
Maximum borrowing capacity																$ 23,000
Loan margin percentage							3.25%
Interest rate description							LIBOR plus 325 basis points
Repayment installments							11
Repayment frequency							semi-annual
Repayment installment							$ 700
Balloon payment on the last repayment date							7,450
Amount outstanding							$ 15,150	16,550
Loan Facility Credit Agricole ($22,500) to finance the acquisition of the Navios Amalthia and Navios Bonanza
Debt Instrument [Line Items]
Line of credit facility issuance date							Dec. 20, 2013
Maximum borrowing capacity														$ 22,500
Loan margin percentage							3.00%
Interest rate description							LIBOR plus 300 basis points
Amount outstanding							$ 16,313	18,563
Number Of Loan Tranches							2
Loan Facility Credit Agricole ($22,500) to finance the acquisition of the Navios Amalthia and Navios Bonanza | Tranche A
Debt Instrument [Line Items]
Repayment installments							4
Repayment frequency							semi-annual
Repayment installment							$ 563
Balloon payment on the last repayment date							$ 5,625
Loan Facility Credit Agricole ($22,500) to finance the acquisition of the Navios Amalthia and Navios Bonanza | Tranche B
Debt Instrument [Line Items]
Repayment installments							5
Repayment frequency							semi-annual
Repayment installment							$ 563
Balloon payment on the last repayment date							$ 5,625
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date							Jun. 30, 2009
Maximum borrowing capacity																			$ 240,000
Amount outstanding							$ 19,857	40,476
Number Of Loan Tranches																			4
Amount of each tranche																			$ 60,000
Number of the cancellated tranches					2
Fixed interest rate							2.25%
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche A
Debt Instrument [Line Items]
Repayment of debt					$ 54,500
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche B
Debt Instrument [Line Items]
Repayment of debt					$ 53,600
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche C
Debt Instrument [Line Items]
Amount outstanding							$ 15,319
Loss on bond extinguishment							1,517
Repayment of debt				$ 15,319			$ 13,802
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche D
Debt Instrument [Line Items]
Repayment installments							16
Repayment frequency							quarterly
Repayment installment							$ 835
Balloon payment on the last repayment date							6,495
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date		Mar. 23, 2012
Maximum borrowing capacity		$ 42,000
Amount outstanding							$ 54,540	58,939
Number Of Loan Tranches		2
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Loan margin percentage		2.85%
Interest rate description		LIBOR plus 285 basis points
Repayment installments							13
Repayment frequency							quarterly
Repayment installment							$ 362
Balloon payment on the last repayment date							$ 14,400
Amount of each tranche		$ 26,000
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Loan margin percentage		3.60%
Interest rate description		LIBOR plus 360 basis points
Repayment installments							14
Repayment frequency							quarterly
Repayment installment							$ 269
Balloon payment on the last repayment date							$ 6,354
Amount of each tranche		$ 16,000
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date			Jun. 27, 2014
Loan margin percentage			2.75%
Interest rate description			LIBOR plus 275 basis points
Repayment installments							14
Repayment frequency							quarterly
Repayment installment							$ 469
Balloon payment on the last repayment date							$ 18,750
Amount of each tranche			$ 30,000
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date							Sep. 30, 2013
Maximum borrowing capacity															$ 40,000
Loan margin percentage							3.25%
Interest rate description							LIBOR plus 325 basis points
Repayment installments							8
Repayment frequency							quarterly
Repayment installment							$ 1,000
Balloon payment on the last repayment date							20,000
Amount outstanding							28,000	32,000
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera
Debt Instrument [Line Items]
Line of credit facility issuance date	Jan. 31, 2016
Maximum borrowing capacity							41,000
Loan margin percentage	2.55%
Interest rate description	LIBOR plus 255 basis points
Amount outstanding							37,293
Number Of Loan Tranches	2
Amount drawn down							$ 39,900
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche A
Debt Instrument [Line Items]
Balloon payment on the last repayment date	$ 14,760
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche B
Debt Instrument [Line Items]
Balloon payment on the last repayment date	$ 8,764
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date							Nov. 06, 2014
Maximum borrowing capacity													$ 31,000
Loan margin percentage							3.00%
Interest rate description							LIBOR plus 300 basis points
Repayment installments							24
Repayment frequency							quarterly
Repayment installment							$ 450
Balloon payment on the last repayment date							16,600
Amount outstanding							$ 27,400	$ 29,200
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date							Nov. 03, 2016
Maximum borrowing capacity											$ 16,125
Loan margin percentage							3.00%
Interest rate description							LIBOR plus 300 basis points
Repayment frequency							quarterly
Balloon payment on the last repayment date							$ 10,725
Amount outstanding							16,125
Navios Acquisition Loan
Debt Instrument [Line Items]
Amount outstanding							$ 51,240
Line of credit facility remaining borrowing capacity												$ 70,000
Fixed interest rate												8.75%
First 5 installments | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche A
Debt Instrument [Line Items]
Repayment installments	5
Repayment frequency	quarterly
Repayment installment	$ 492
First 5 installments | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche B
Debt Instrument [Line Items]
Repayment installments	5
Repayment frequency	quarterly
Repayment installment	$ 377
From 6th to 22nd installment | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche A
Debt Instrument [Line Items]
Repayment installments	16
Repayment frequency	quarterly
Repayment installment	$ 369
From 6th to 22nd installment | Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera | Tranche B
Debt Instrument [Line Items]
Repayment installments	16
Repayment frequency	quarterly
Repayment installment	$ 220
First 4 installments | Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Repayment installments							4
Repayment installment							$ 250
From 5th to 21rst installments | Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Repayment installments							16
Repayment installment							$ 275